Cover	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Registrant Name	CONCENTRA GROUP HOLDINGS PARENT, INC
Entity File Number	001-42188
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	30-1006613
Entity Address, Address Line One	5080 Spectrum Drive
Entity Address, Address Line Two	Suite 1200W
Entity Address, City or Town	Addison
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75001
City Area Code	972
Local Phone Number	364-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	CON
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Central Index Key	0002014596